Schedule of revenue (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 9,725	$ 12,506	$ 8,950	$ 8,667
Mobility [Member]
Disaggregation of Revenue [Line Items]
Revenue	7,238	9,308	5,787	5,866
Quick Commerce [Member]
Disaggregation of Revenue [Line Items]
Revenue	149	191	221	146
Membership [Member]
Disaggregation of Revenue [Line Items]
Revenue	392	504	575	616
Advertising Initiatives [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,866	2,400	2,280	2,025
Others [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 80	$ 103	$ 87	$ 14